DEBT - Borrowings by Nature and Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total debt	€ 2,477,186	€ 2,811,779	€ 2,630,011
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	1,166,473	1,105,425	900,213
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	903,673	1,490,319	1,487,110
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	290,930	113,165	154,419
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	73,047	57,423	56,210
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	43,063	45,447	€ 32,059
Due within one year
Disclosure of detailed information about borrowings [line items]
Total debt	740,873	979,393
Due within one year | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	514,597	422,736
Due within one year | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	0	394,628
Due within one year | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	166,763	100,665
Due within one year | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	16,450	15,917
Due within one year | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	43,063	45,447
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Total debt	1,736,313	1,832,386
Due between one and five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	651,876	682,689
Due between one and five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	903,673	1,095,691
Due between one and five years | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	124,167	12,500
Due between one and five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	56,597	41,506
Due between one and five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	€ 0	0
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Total debt		2,811,779
Due beyond five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt		1,105,425
Due beyond five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt		1,490,319
Due beyond five years | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt		113,165
Due beyond five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt		57,423
Due beyond five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt		€ 45,447